Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

1. Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Scientific Industries, Inc., its wholly- owned subsidiary, Scientific Bioprocessing Holdings, Inc. (“SBHI”),  SBHI’s wholly-owned subsidiaries, Scientific Bioprocessing, Inc. (“SBI”), and aquila biolabs GmbH (“Aquila”), a German corporation, which was acquired on April 29, 2021, Scientific Packaging Industries, Inc., an inactive wholly-owned subsidiary, and Altamira Instruments, Inc. (“Altamira”), and wholly-owned subsidiary (accounted for as a discontinued operation as of November 30, 2020) (all collectively referred to as the “Company”). All material intercompany balances and transactions have been eliminated in consolidation.

COVID-19 Pandemic

The challenges posed by the COVID-19 pandemic on the global economy began to take effect and adversely affected the Company’s operations at the end of the third quarter of the fiscal year ended June 30, 2020. At that time, the Company took appropriate action and put plans in place to diminish the adverse effects of COVID-19 on its operations, enabling the Company to continue to operate with minor or temporary disruptions to its operations. The Company took immediate action pertaining to COVID-19 preparedness by implementing the US Center for Disease Control’s guidelines for employers in order to protect the Company’s employees’ health and safety, with actions such as implementing work from home, social distancing in the workplace, requiring self-quarantine for any employee showing symptoms, wearing face coverings, and training employees on maintaining a healthy work environment. The Company experienced supply chain disruptions which had an impact on its operations causing delayed delivery of some products to its customers, and production inefficiencies. SBI’s facility was shut down temporarily due to state mandates, however, the impact on operations was minimal, and the Company was able to retain its employees without furloughs or layoffs, in part, due to the Company’s receipt of two loans under the Federal Government’s Small Business Administration Paycheck Protection Program (“PPP”).

The Company received $563,800 and $433,800 in PPP loans in April 2020 and March 2021, respectively. The first loan was forgiven in June 2021 except for $32,700 which was repaid by the Company and the second loan was forgiven in full in December 2021. The Company elected to account for its PPP Loans in accordance with Accounting Standards Codification (“ASC”), Topic 470 Debt, with interest, if any, accrued in accordance with the interest method under ASC 835-30, Imputation of Interest. Initially, the Company recognized the entire loan amounts as liabilities on its balance sheets and remained as liabilities until either the Company was legally released from its obligations or paid the lender. Once the loans were forgiven, the amounts forgiven were recorded in the Company’s statement of operations as “Other Income.”

Adopted Accounting Pronouncements

In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2019-12, “Simplifying the Accounting for Income Taxes”, which is designed to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. ASU No. 2019-12 is effective for fiscal years beginning after December 15, 2020. The adoption of this standard as of July 1, 2021 did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and is evaluating any that may impact its financial statements.  The Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

1. Summary of Significant Accounting Policies

Nature of Business

Scientific Industries, Inc. and its subsidiaries (the “Company”) design, manufacture, and market a variety of benchtop laboratory equipment and bioprocessing products. The Company is headquartered in Bohemia, New York where it produces benchtop laboratory equipment. Additionally, the Company has two other locations in Pittsburgh, Pennsylvania and Baesweiller, Germany, where it designs and produces a variety of bioprocessing products, and an administrative facility in Orangeburg, New York related to sales and marketing. The products, which are sold to customers worldwide, include mixers, shakers, stirrers, refrigerated incubators, pharmacy balances and scales, force gauges, bioprocessing-sensors and analytical tools.  The Company also sublicenses certain patents and technology under a license agreement with the University of Maryland, Baltimore County, and receives royalty fees from sublicenses (see Note 1- Revenue Recognition).

COVID-19 Pandemic

The challenges posed by the COVID-19 pandemic on the global economy began to take effect and impacted the Company’s operations at the end of the third quarter of the year ended June 30, 2020. At that time, the Company took appropriate action and put plans in place to diminish the effects of COVID-19 on its operations, enabling the Company to continue to operate with minor or temporary disruptions to its operations. The Company took immediate action as it pertains to COVID-19 preparedness by implementing the Center for Disease Control’s guidelines for employers in order to protect the Company’s employees’ health and safety, with actions such as implementing work from home, social distancing in the workplace, requiring self-quarantine for any employee showing symptoms, wearing face coverings, and training employees on maintaining a healthy work environment. The Bioprocessing Systems Operations’ SBI facility was shut down temporarily due to state mandates, however, the impact on operations was immaterial, and the Company has been able to retain its employees without furloughs or layoffs, in part, due to the Company’ receipt of two loans under the Federal Government’s Small Business Administration Paycheck Protection Program. The Company received $563,800 and $433,800 in Payroll Protection Program loans in April 2020 and March 2021, respectively. The first loan was forgiven in June 2021 except for $32,700 which was repaid by the Company. The Company expects to apply and receive forgiveness for the second loan.  The operations of aquila biolabs GmbH ("Aquila") which was acquired on April 29, 2021 was negatively impacted in its ability to secure new orders because Aquila had historically relied on face-to-face meetings at trade shows for its sales opportunities. While it has participated in virtual trade shows, management believes that certain sales opportunities are lost as a result. The Company has not experienced and does not anticipate any material impact on its ability to collect its accounts receivable due to the nature of its customers, which are primarily distributors of laboratory equipment and supplies which have benefitted from the Pandemic due to the nature of the products and have the ability to pay.  The Company has not experienced and does not anticipate any material impairment to its tangible and intangible assets, system of internal controls, or delivery and distribution of its products as a result of COVID-19, however the ultimate impact of COVID-19 on the Company’s business, results of operations, financial condition and cash flows is dependent on future developments, including the duration or worsening of the pandemic and the related length of its impact on the global economy, which are uncertain and cannot be predicted at this time. The Company is currently experiencing some delays from its supply chain which is having an impact on delayed delivery of some products, however this is deemed temporary and does not affect the Company’s major product – the Vortex-Genie 2. In addition, due to the travel restrictions imposed by the United States and other governments worldwide, Company personnel may be restricted from traveling to conduct its operations including site visits, customer visits and installations, vendor facility visits, and other sales and marketing related travel that can negatively impact the Company.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Scientific Industries, Inc., Scientific Packaging Industries, Inc., an inactive wholly-owned subsidiary, Altamira Instruments, Inc. (“Altamira”), a Delaware corporation and wholly-owned subsidiary (discontinued operation as of November 30, 2020), and Scientific Bioprocessing Holdings, Inc. (“SBHI”), a newly incorporated Delaware corporation and its wholly-owned subsidiaries,  Scientific Bioprocessing, Inc. (“SBI”), a Delaware corporation, and Aquila, a German corporation, which was acquired on April 29, 2021, (all collectively referred to as the “Company”).  On April 30, 2021 Scientific Industries, Inc. contributed 100% of the stock of Scientific Bioprocessing, Inc. to its wholly owned subsidiary Scientific Bioprocessing Holdings, Inc.  All material intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition

The Company recognizes revenue in accordance with Financial Accounting Standards Board ('FASB") Accounting Standards Codification (“ASC”) Topic 606 “Revenue from Contracts with Customers,  (“ASC 606”).  In accordance with ASC 606, the Company accounts for a customer contract when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance, and it is probable that the Company will collect substantially all of the consideration to which it is entitled. Revenue is recognized when, or as, performance obligations are satisfied by transferring control of a promised product or service to a customer.

All of the Company's contracts have a single performance obligation. As permitted by ASC 606, the Company does not disclose the amount of unsatisfied performance obligations for client contracts with an original expected length of one year or less.

The Company determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer

•	Identification of the performance obligations in the contract

•	Determination of the transaction price

•	Allocation of the transaction price to the performance obligations in the contract

•	Recognition of revenue when, or as, a performance obligation is satisfied

Nature of Products and Services

We generate revenues from the following sources: (1) Benchtop Laboratory Equipment and (2) Bioprocessing Systems.

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
June 30, 2021:

Revenues	$9,043,600	731,600	$9,775,200

Foreign Sales	3,483,700	684,600	4,168,300

	Benchtop Laboratory Equipment	Bioprocessing Systems	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$7,784,400

Foreign Sales	2,589,800	1,000,400	3,590,200

Benchtop laboratory equipment sales comprise primarily of standard benchtop laboratory equipment to laboratory equipment distributors, or to end users primarily via e-commerce. The sales cycle from time of receipt of order to shipment is very short varying from a day to a few weeks. Customers either pay by credit card (online sales) or Net 30-90, depending on the customer. Once the item is shipped under the FOB terms specified in the order, which is primarily “FOB Factory”, other than a standard warranty, there are no other obligations to the customer. Warranty usually comprises of one to two year parts and labor and is deemed immaterial.  Revenue is recognized at a point in time when the risks and rewards of ownership have tranferred to the customer, which is generally upon shipment.

Bioprocessing revenues consist of royalty revenues generated through SBI and product revenues generated primarily through Aquila. Royalty revenues are earned by the Company under a licensing agreement from a single licensee and its sublicenses.  The license agreement includes two United States patents and a European Union patent (through December 2019). In January 2020, the European Union patent which was due to expire in August 2020, was terminated and the Company will only receive royalties under the United States patents through December 2023, which will result in a material reduction in total royalties expected to be received. The Company is obligated to pay 50% of all royalties earned to the entity that licenses the intellectual property to the Company.  Royalty revenue requires significant judgement in estimating royalty revenue to be recognized during the year.

The Company has made the following accounting policy elections and elected to use certain practical expedients, as permitted by the FASB, in applying ASC 606: 1) All revenues are recorded net of returns, allowances, customer discounts, and incentives; 2) Although sales and other taxes are immaterial, the Company accounts for amounts collected from customers for sales and other taxes, if any, net of related amounts remitted to tax authorities; 3) the Company expenses costs to obtain a contract as they are incurred if the expected period of benefit, and therefore the amortization period, is one year or less; 4) the Company accounts for shipping and handling activities that occur after control transfers to the customer as a fulfillment cost rather than an additional promised service and these fulfillment costs fall within selling expenses; 5) the Company is always considered the principal and never an agent, because it has full control and responsibility until title is transferred to the customer; 6) the Company does not assess whether promised goods or services are performance obligations if they are immaterial in the context of the contract with the customer such as is the case with catalyst instruments.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments purchased with original maturities of 90 days or less to be cash equivalents. At times, cash balances may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of June 30, 2021, and 2020, $8,922,800 and $6,729,300 respectively of cash balances were in excess of such limit.

Reclasses

Certain amounts on the balance sheet as of June 30, 2021 and 2020 pertaining to inventories, property and equipment, goodwill, accounts payable, accrued expenses, contract liabilities, and operating leases liabilities were reclassed as assets and liabilities of discontinued operations due to the sale of the Company's wholly owned subsidiary, Altamira Instruments, Inc. on November 30, 2020.

Accounts Receivable

In order to record the Company’s accounts receivable at their net realizable value, the Company must assess their collectability. A considerable amount of judgment is required in order to make this assessment, including an analysis of historical bad debts and other adjustments, a review of the aging of the Company’s receivables, and the current creditworthiness of the Company’s customers. The Company has recorded allowances for receivables which it considered uncollectible, including amounts for the resolution of potential credit and other collection issues such as disputed invoices and customer satisfaction claims.  However, depending on how such potential issues are resolved, or if the financial condition of any of the Company’s customers was to deteriorate and its ability to make required payments became impaired, increases in these allowances may be required. The Company actively manages its accounts receivable to minimize credit risk. The Company does not obtain collateral for its accounts receivable. Based on its assessment, the Company concluded that there are no collection issues related to the COVID-19 Pandemic.

Contract Liabilities

Contract liabilities consists of billings or payments received in advance of revenue recognition and is recognized as the revenue recognition criteria are met. Amounts that have been invoiced are initially recorded in accounts receivable and contract liabilities. The Company invoices its customers in accordance with the terms of the underlying contract. Accordingly, the contract liabilities balance does not represent the total contract value of outstanding arrangements. Contract liabilities that are expected to be recognized during the subsequent 12-month period are recorded as current and the remaining portion as noncurrent.  Contract liabilities were not significant at June 30, 2021 and 2020, respectively.

Investment Securities

Investment securities consist of equity securities and mutual funds with realized gains and losses recorded using the specific identification method. Changes in fair value are recorded as unrealized holding gains or losses in other income (loss), net on the statement of comprehensive loss. The Company determines the cost of the investment sold based on an average cost basis at the individual security level and records the interest income and realized gains or losses on the sale of these investments in other income (loss), net.

Inventories

Inventories are valued at the lower of cost (determined on a first-in, first-out basis) or net realizable value, and have been reduced by an allowance for excess and obsolete inventories. The estimate is based on management’s review of inventories on hand compared to estimated future usage and sales. Cost of work-in-process and finished goods inventories include material, labor and manufacturing overhead.

Property and Equipment

Property and equipment are stated at cost. Depreciation of property and equipment is provided for primarily by the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized by the straight-line method over the remaining term of the related lease or the estimated useful lives of the assets, whichever is shorter.

Research and Development Expenses

Research and development expenses are expensed as incurred and consist principally of internal and external costs which includes the cost of patent licenses, contract research services, laboratory supplies, in-process research and development acquired, as well as product developments and enhancements.

Finite Lived Intangible Assets

Intangible assets consist primarily of acquired technology, customer relationships, non-compete agreements, patents, licenses, websites, and in process research and development (“IPR&D”), trademarks and trade names. All finite lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the respective assets, generally 3 to 10 years. The Company continually evaluates the remaining estimated useful lives of intangible assets that are being amortized to determine whether events or circumstances warrant a revision to the remaining period of amortization.

Goodwill and Indefinite Lived Intangible Assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets acquired in a business combination. Goodwill and indefinite lived intangible assets are tested for impairment at least annually in accordance with the provisions of ASC 350, “Intangibles-Goodwill and Other” (“ASC 350”). ASC 350 requires that goodwill be tested for impairment at the reporting unit level (operating segment or one level below an operating segment) on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The Company tests goodwill and long-lived assets annually as of June 30, the last day of its fiscal year, unless an event occurs that would cause the Company to believe the value is impaired at an interim date. The Company concluded as of June 30, 2021 and 2020, there was no impairment of goodwill or indefinite lived intangible assets.

Impairment of Long-Lived Assets

The Company follows the provisions of ASC No. 360, “Property, Plant and Equipment - Impairment or Disposal of Long-Lived Assets (“ASC 360"). ASC 360 which requires evaluation of the need for an impairment charge relating to long-lived assets whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an evaluation for impairment is required, the estimated future undiscounted cash flows associated with the asset would be compared to the asset’s carrying amount to determine if a write down to a new depreciable basis is required. If required, an impairment charge is recorded based on an estimate of future discounted cash flows. The Company concluded as of June 30, 2021 and 2020, there was no impairment of long-lived assets.

Income Taxes

The Company and its subsidiaries file a consolidated U.S. federal income tax return. Income taxes are accounted for under the asset and liability method. The Company provides for federal, and state income taxes currently payable, as well as for those deferred due to timing differences between reporting income and expenses for financial statement purposes versus tax purposes. Deferred tax assets and liabilities are recognized for the future tax consequences attributed to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

Advertising

Advertising costs are expensed as incurred. Advertising expense amounted to $399,700 and $218,700 for the years ended June 30, 2021 and 2020, respectively.

Stock Compensation Plan

The Company has a ten-year stock option plan (the “2012 Plan”) which provides for the grant of options to purchase up to 1,193,000 shares of the Company’s Common Stock, par value $.05 per share (“Common Stock”), plus up to 57,000 shares under options previously granted under the 2002 Stock Option Plan of the Company (the “Prior Plan”).

The 2012 Plan provides for the granting of incentive or non-incentive stock options as defined in the 2012 Plan through 2022. Incentive stock options may be granted to employees at an exercise price equal to 100% (or 110% if the optionee owns directly or indirectly more than 10% of the outstanding voting stock) of the fair market value of the shares of Common Stock on the date of the grant. Non-incentive stock options shall be granted at the fair market value of the shares of Common Stock on the date of grant. At June 30, 2021 and 2020, 5,243 and 147,414 shares respectively, of Common Stock were available for grant of options under the 2012 Plan.

Stock-based compensation is accounted for in accordance with ASC No. 718 “Compensation-Stock Compensation” (“ASC No. 718”) which requires compensation costs related to stock-based payment transactions to be recognized. The amount of compensation cost is measured based on the grant-date fair value of the equity issued and expensed ratably over the requisite service period.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission requires management to make estimates and judgments that affect the amounts reported in the financial statements and accompanying notes. Estimates are used for, but not limited to, the allowance for doubtful accounts, slow-moving inventory reserves, depreciation and amortization, assumptions made in valuing equity instruments, fair value of stock options, the fair values of intangibles and goodwill, and provision or benefit for income taxes. The actual results experienced by the Company may differ materially from management’s estimates.

Earnings (Loss) Per Common Share

Basic earnings or loss per common share is computed by dividing net income (loss) by the weighted-average number of shares outstanding. Diluted earnings per common share includes the dilutive effect of stock options, if any.  Since the Company was in a loss position during the years ended June 30, 2021 and 2020, respectively, basic net loss per share is the same as dilutive net loss per share as the inclusion of the weighted-average number of all potential dilutive common shares which consists of stock options and warrants are anti-dilutive.

Recent Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Simplifying the Accounting for Income Taxes, which is designed to simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. ASU No. 2020-12 is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years; this ASU allows for early adoption in any interim period after issuance of the update. The Company is currently evaluating the impact of adopting this guidance.

Adopted Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update ("ASU") 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement", which is part of the FASB disclosure framework project to improve the effectiveness of disclosures in the notes to the financial statements. The amendments in the new guidance remove, modify, and add certain disclosure requirements related to fair value measurements covered in Topic 820, "Fair Value Measurement." The new standard is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for either the entire standard or only the requirements that modify or eliminate the disclosure requirements, with certain requirements applied prospectively, and all other requirements applied retrospectively to all periods presented.

In February 2016, the FASB issued ASU No. 2016-02, Leases, which replaces previous lease guidance in its entirety with ASC 842 and requires lessees to recognize lease assets and lease liabilities for those arrangements classified as operating leases under previous guidance, with the exception of leases with a term of twelve months or less. The Company adopted ASU No. 2016-02 on July 1, 2019 using the additional transition method, which allows prior periods to be presented under previous lease accounting guidance. Refer to Note 11, "Leases", for related disclosures.